Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 284,109	$ 277,492
Accruing 30-89 Days Past Due	1,300	1,212
Accruing 90 Days or More Past Due	584	720	$ 764	$ 831	$ 945
Nonperforming	817	1,008	1,368	1,192	1,466
Total loans	286,810
Total loans	286,810	280,432
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	101,844	97,005
Accruing 30-89 Days Past Due	322	250
Accruing 90 Days or More Past Due	69	57
Nonperforming	209	249	483	174	112
Total loans	102,444	97,561
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	39,354	40,279
Accruing 30-89 Days Past Due	70	36
Accruing 90 Days or More Past Due		6
Nonperforming	115	142	124	127	259
Total loans	39,539	40,463
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	64,443	59,013
Accruing 30-89 Days Past Due	181	198
Accruing 90 Days or More Past Due	114	130
Nonperforming	296	442	595	712	864
Total loans	65,034	59,783
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	55,722	56,685
Accruing 30-89 Days Past Due	403	376
Accruing 90 Days or More Past Due	108	95
Nonperforming	197	168	157	162	187
Total loans	56,430	57,324
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	22,746	21,593
Accruing 30-89 Days Past Due	324	302
Accruing 90 Days or More Past Due	293	284
Nonperforming		1	3	9	30
Total loans	$ 23,363	22,180
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		2,917
Accruing 30-89 Days Past Due		50
Accruing 90 Days or More Past Due		148
Nonperforming		6	$ 6	$ 8	$ 14
Total loans		$ 3,121